Annual Fund Operating Expenses - BLACKROCK NATURAL RESOURCES TRUST	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2028
Investor A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%	[2]
Expenses (as a percentage of Assets)	1.17%	[2]
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.17%	[1]
Investor C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%	[2]
Expenses (as a percentage of Assets)	1.89%	[2]
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.89%	[1]
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%	[2]
Expenses (as a percentage of Assets)	0.92%	[2]
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.91%	[1]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2028. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2028. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses and Other Expenses do not correlate to the ratios of expenses to average net assets in the Fund’s most recent Annual Financial Statements and Additional Information report, which do not include Acquired Fund Fees and Expenses.